Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio,
Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio,
and Utilities Portfolio

Initial Class

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Christopher Lee has replaced Benjamin Hesse as the portfolio manager of VIP Financial Services Portfolio.

The following information supplements information found in the "Management Contracts" section beginning on page 46.

The following table provides information relating to other accounts managed by Mr. Lee as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 5,753	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,353	none	none

* Includes VIP Financial Services Portfolio ($63 (in millions) assets managed).

As of May 31, 2013, the dollar range of shares of VIP Financial Services Portfolio beneficially owned by Mr. Lee was none.

VIPFCB-13-02  July 11, 2013
1.782383.121

Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio,
Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio,
Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, and Utilities Portfolio

Investor Class

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Christopher Lee has replaced Benjamin Hesse as the portfolio manager of VIP Financial Services Portfolio.

The following information supplements information found in the "Management Contracts" section beginning on page 46.

The following table provides information relating to other accounts managed by Mr. Lee as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 5,753	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,353	none	none

* Includes VIP Financial Services Portfolio ($63 (in millions) assets managed).

As of May 31, 2013, the dollar range of shares of VIP Financial Services Portfolio beneficially owned by Mr. Lee was none.

VIPINVFB-13-02  July 11, 2013
1.827184.115